Non-current Assets Held for Sale - Additional Information (Detail) shares in Thousands, $ / shares in Thousands, $ in Thousands, $ in Thousands	Feb. 01, 2019 USD ($)	Jan. 21, 2019 $ / shares shares	Dec. 31, 2018 ARS ($)
Major ordinary share transactions [member]
Disclosure of fair value measurement of assets [line items]
Estimated total purchase price	$ 64,542
Amount received during transfer	38,311
Balance amount after transfer	$ 26,230
Transfer of shares, deferred	5 years
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Common shares | shares		1,933,051
Par value | $ / shares		$ 1
Percentage of share capital		4.6775%
Percentage of capital stock		51.00%
Major ordinary share transactions [member] | Argentina, Pesos
Disclosure of fair value measurement of assets [line items]
Percentage of purchase price transferred	30.00%
Percentage of nominal annual rate	15.00%
Major ordinary share transactions [member] | United States of America, Dollars
Disclosure of fair value measurement of assets [line items]
Percentage of purchase price transferred	70.00%
Percentage of nominal annual rate	10.00%
Prisma Medios de Pagos SA [member]
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale and discontinued operations			$ 133,971